UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22995

TrimTabs ETF Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

2nd fl
New York, NY 10105
(Address of principal executive offices) (Zip code)

Jeff Lazar

1345 Avenue of the Americas

2nd fl
New York, NY 10105
(Name and address of agent for service)

1-212-217-2470

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: September 27, 2016 through October 31, 2016

Item 1. Schedule of Investments.

TrimTabs Float Shrink ETF
Schedule of Investments
October 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS - 99.1%
Oil & Gas - 1.1%
NOW, Inc. (a)	2,127	$45,858
Accommodation and Food Services - 3.2%
Domino's Pizza, Inc.	284	48,064
Marriott International, Inc.	643	44,174
The Cheesecake Factory, Inc.	844	44,893
		137,131
Administrative and Support and Waste Management and Remediation Services - 4.1%
Baker Hughes, Inc.	871	48,253
Moody's Corp.	396	39,806
Robert Half International, Inc.	1,154	43,183
Rollins, Inc.	1,510	46,538
		177,780
Arts, Entertainment, and Recreation - 1.0%
Las Vegas Sands Corp.	759	43,931
Construction - 1.1%
Quanta Services, Inc. (a)	1,613	46,374
Finance and Insurance - 6.6%
Altisource Portfolio Solutions SA (a)	1,377	35,458
CBOE Holdings, Inc.	648	40,960
Eaton Vance Corp.	1,111	38,952
Federated Investors, Inc.	1,467	39,609
FirstCash, Inc.	929	43,849
Franklin Resources, Inc.	1,234	41,536
H&R Block, Inc.	1,902	43,689
		284,053
Information - 13.0%
Aspen Technology, Inc. (a)	933	45,941
CA, Inc.	1,325	40,731
CDK Global, Inc.	759	41,449
Citrix Systems, Inc. (a)	508	43,078
CommVault Systems, Inc. (a)	805	43,068
Electronic Arts, Inc. (a)	513	40,281
John Wiley & Sons, Inc.	872	44,995
Manhattan Associates, Inc. (a)	752	38,081
Oracle Corp.	1,107	42,531
Sirius XM Holdings, Inc. (a)	10,432	43,501
Starz (a)	1,382	43,478
Twenty-First Century Fox, Inc.	1,807	47,470
VeriSign, Inc. (a)	552	46,379
		560,983
Manufacturing - 40.7%
Altria Group, Inc.	691	45,689
Apple, Inc.	382	43,372
Applied Materials, Inc.	1,472	42,806
BWX Technologies, Inc.	1,125	44,122
Carter's, Inc.	472	40,752
Cirrus Logic, Inc. (a)	838	45,235
Cognex Corp.	844	43,550
Columbia Sportswear Co.	772	43,726
Commercial Metals Co.	2,709	42,558
Curtiss-Wright Corp.	483	43,286
Deluxe Corp.	650	39,780
Dril-Quip, Inc. (a)	821	38,997
FMC Technologies, Inc. (a)	1,525	49,212
Gilead Sciences, Inc.	544	40,055
HP, Inc.	2,858	41,412
Illinois Tool Works, Inc.	366	41,567
Integrated Device Technology, Inc. (a)	1,960	40,592
InterDigital, Inc.	557	39,352
iRobot Corp. (a)	1,010	51,207
Lear Corp.	357	43,832
lululemon athletica, Inc. (a)	694	39,732
LyondellBasell Industries	556	44,230
Michael Kors Holdings Ltd (a)	908	46,108
Myriad Genetics, Inc. (a)	2,023	39,873
National Oilwell Varco, Inc.	1,247	40,029
NVIDIA Corp.	661	47,037
Packaging Corp of America	535	44,138
Parker-Hannifin Corp.	350	42,963
Pilgrim's Pride Corp.	2,076	45,340
QUALCOMM, Inc.	680	46,730
Skyworks Solutions, Inc.	582	44,779
Steven Madden Ltd (a)	1,238	41,349
Tessera Technologies, Inc.	1,141	42,331
Texas Instruments, Inc.	630	44,636
The Greenbrier Cos, Inc.	1,241	39,092
The Hershey Co.	454	46,517
The Timken Co.	1,273	42,073
United Therapeutics Corp. (a)	349	41,904
Wabash National Corp. (a)	3,064	34,470
Worthington Industries, Inc.	966	45,402
Xilinx, Inc.	821	41,764
		1,761,599

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TrimTabs Float Shrink ETF
Schedule of Investments (continued)
October 31, 2016 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional, Scientific, and Technical Services - 4.5%
Amgen, Inc.	251	35,431
Broadridge Financial Solutions, Inc.	628	40,606
Incyte Corp. (a)	477	41,485
Jack Henry & Associates, Inc.	505	40,915
Waters Corp. (a)	275	38,264
		196,701
Retail Trade - 12.6%
American Eagle Outfitters, Inc.	2,463	41,970
AutoZone, Inc. (a)	56	41,561
Best Buy Co., Inc.	1,154	44,902
Chico's FAS, Inc.	3,544	41,358
Dillard's, Inc.	717	43,952
Dollar General Corp.	613	42,352
Hibbett Sports, Inc. (a)	1,067	41,453
Ross Stores, Inc.	676	42,277
The Children's Place, Inc.	549	41,697
The Finish Line, Inc.	1,926	37,923
The TJX Cos, Inc.	580	42,775
Urban Outfitters, Inc. (a)	1,230	41,143
Wal-Mart Stores, Inc.	606	42,432
		545,795
Transportation and Warehousing - 9.4%
Alaska Air Group, Inc.	659	47,593
CH Robinson Worldwide, Inc.	620	42,234
Expeditors International of Washington, Inc.	849	43,698
Forward Air Corp.	1,020	42,146
Landstar System, Inc.	648	46,105
Southwest Airlines Co.	1,157	46,338
Swift Transportation Co. (a)	2,062	46,148
United Continental Holdings, Inc. (a)	854	48,021
United Parcel Service, Inc.	396	42,673
		404,956
Wholesale Trade - 1.8%
AmerisourceBergen Corp.	528	37,129
Sysco Corp.	894	43,019
		80,148
TOTAL COMMON STOCKS (Cost $4,329,793)		4,285,309

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.270%	40,522	40,522
TOTAL SHORT-TERM INVESTMENTS (Cost $40,522)		40,522

Total Investments (Cost $4,370,315) - 100.0%		4,325,831
Liabilities in Excess of Other Assets - 0.0% (b)		(1,494)
TOTAL NET ASSETS - 100.0%		$4,324,337

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The cost basis of investments for federal income tax purposes at October 31, 2016 was as follows*:

Cost of investments	$4,370,315
Gross unrealized appreciation	85,474
Gross unrealized depreciation	(129,958)
Net unrealized depreciation	$(44,484)

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

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TrimTabs Float Shrink ETF
Schedule of Investments (continued)
October 31, 2016 (Unaudited)

Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2016:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,285,309	$-	$-	$4,285,309

Money Market Funds	40,522	-	-	$40,522

Total Investments in Securities	$4,325,831	$-	$-	$4,325,831

* Please refer to the schedule of investments to view securities by industry type.

For the period ended October 31, 2016, there were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period. All securities of the Fund were valued using Level 1 inputs for the period ended October 31, 2016. Thus, a reconciliation of assets in which significant unobservable inputs are used (Level 3) is not applicable for this Fund.

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Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TrimTabs ETF Trust

By (Signature and Title)	/s/ Charles Biderman
Charles Biderman, President (Principal Executive Officer)

Date	12/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	) /s/ Charles Biderman
Charles Biderman, President (Principal Executive Officer)

Date	12/21/2016

By (Signature and Title)*	/s/ Jeff Lazar
Jeff Lazar, Treasurer (Principal Financial Officer)

Date	12/21/2016

* Print the name and title of each signing officer under his or her signature.

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